UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Money Market Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2012

John Hancock Money Market Fund
As of 6-30-12 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

Commercial Paper 41.8%			$179,488,900

(Cost $179,488,900)

Bank of Tokyo-Mitsubishi UFJ, Ltd.
07/05/12	0.160	$21,000,000	20,999,627
Barclays U.S. Funding LLC
07/02/12	0.050	21,000,000	20,999,971
Cafco LLC
07/03/12	0.420	21,000,000	20,999,510
Deutsche Bank Financial LLC
07/05/12	0.180	20,000,000	19,999,600
Henkel Corp.
07/17/12	0.160	7,500,000	7,499,467
Jupiter Securitization Company LLC
07/27/12	0.170	10,000,000	9,998,772
Nestle Capital Corp.
07/02/12	0.020	15,000,000	14,999,992
Novartis Financial Corp.
07/02/12	0.050	14,000,000	13,999,981
Sigma-Aldrich Corp.
07/02/12	0.120	21,000,000	20,999,930
Toyota Motor Credit Corp.
10/09/12	0.310	9,000,000	8,992,250
Wal-Mart Stores, Inc.
07/05/12	0.090	20,000,000	19,999,800

Corporate Interest-Bearing Obligations 40.8%			$174,866,358

(Cost $174,866,358)

American Honda Finance Corp. (P)(S)
08/28/12 to 11/07/12	0.687 to 0.836	16,435,000	16,452,568
ANZ National International, Ltd. (S)
12/21/12 to 07/19/13	2.375 to 6.200	8,755,000	8,872,221
Australia & New Zealand Banking Group, Ltd. (S)
01/11/13	2.400	3,050,000	3,071,241
Caterpillar Financial Services Corp. (P)
07/24/12 to 02/22/13	0.627 to 0.697	5,389,000	5,392,289
Caterpillar, Inc.(P)
11/21/12 to 05/21/13	0.567 to 0.637	16,475,000	16,518,422
Credit Suisse New York
05/15/13	5.000	7,000,000	7,230,613
General Electric Capital Corp. (P)
07/27/12 to 05/08/13	0.596 to 0.636	15,963,000	15,972,520
General Electric Capital Corp.
10/19/12 to 05/01/13	4.800 to 5.250	3,698,000	3,775,813
John Deere Owner Trust
03/15/13	0.379	1,001,355	1,001,355
JPMorgan Chase & Company
10/01/12	5.375	19,793,000	20,016,158
Nissan Auto Receivables Owner Trust
03/15/13	0.359	771,667	771,667
PepsiCo, Inc. (P)
05/10/13	0.546	7,040,000	7,054,961
Sanofi (P)
03/28/13	0.661	9,910,000	9,936,713
The Bank of New York Mellon Corp.
11/01/12	4.950	3,000,000	3,043,307

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John Hancock Money Market Fund
As of 6-30-12 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value
Toyota Motor Credit Corp. (P)
01/14/13 to 04/19/13	0.664 to 0.667	$12,300,000	$12,303,001
US Bank NA (P)
10/26/12	0.686	6,750,000	6,752,658
Wachovia Corp. (P)
05/01/13	2.236	8,600,000	8,725,284
Wells Fargo & Company
01/31/13	4.375	9,750,000	9,963,531
Wells Fargo Financial, Inc.
08/01/12	5.500	1,000,000	1,004,189
Westpac Banking Corp.
11/19/12	2.250	7,000,000	7,032,675
Westpac Banking Corp. (P)(S)
11/26/12	0.667	6,200,000	6,199,679
Westpac Securities NZ, Ltd. (S)
01/28/13	2.625	3,745,000	3,775,493

U.S. Government Agency Obligations 13.7%			$58,771,252

(Cost $58,771,252)

Federal Farm Credit Bank (P)
02/15/13 to 06/11/13	0.145 to 0.240	20,000,000	20,009,468
Federal Home Loan Bank (P)
07/02/12 to 02/05/13	0.205 to 0.300	24,000,000	24,002,940
Federal Home Loan Bank
06/10/13	0.300	5,000,000	5,000,000
Federal National Mortgage Association (P)
12/03/12	0.290	3,755,000	3,757,365
General Electric Capital Corp. (J)(P)
12/07/12	0.718	1,000,000	1,001,479
JPMorgan Chase & Company (J)(P)
12/26/12	0.712	5,000,000	5,000,000

Certificate of Deposit 3.2%			$13,802,310

(Cost $13,802,310)

Bank of Nova Scotia (P)
10/18/12	0.766	3,800,000	3,802,310
Royal Bank of Canada (P)
02/15/13	0.490	10,000,000	10,000,000

		Par value	Value

Short-Term Investments 0.2%			$1,000,000

(Cost $1,000,000)

Repurchase Agreement with State Street Corp. dated 6-29-12 at
0.010% to be repurchased at $1,000,001 on 7-2-12, collateralized by $875,000 Federal Home Mortgage Association, 5.000% due 3-
15-16 (valued at $1,022,665, including interest)		$1,000,000	1,000,000

Total investments (Cost $427,928,820)† 99.7%			$427,928,820

Other assets and liabilities, net 0.3%			$1,078,761

Total net assets 100.0%			$429,007,581

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

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John Hancock Money Market Fund
As of 6-30-12 (Unaudited)

(J) These securities are issued under the Temporary Liquidity Guarantee and are insured by the Federal Deposit Insurance Corporation until the earlier of the maturity date or 6-30-12.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 6-30-12, the aggregate cost of investment securities for federal income tax purposes was $427,928,820.

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John Hancock Money Market Fund
As of 6-30-12 (Unaudited)

Notes to Schedule of Investments

Security valuation. Securities in the Fund’s portfolio are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2012, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

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More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Money Market Fund.

44Q1 6/12
8/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date:	August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date:	August 27, 2012

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	August 27, 2012